IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2022
IMPAIRMENT
Disclosure of key assumptions used in impairment tests

	As at December 31,
	2022	2021
Gold price per oz	$1,700 - $1,800	$1,600 - $1,800
WACC	5.8% - 9.7%	6.0% - 7.9%
NAV multiple	1.06x - 1.21x	—
Foreign exchange rates	US$0.75:C$1.00 to US$0.80:C$1.00	US$0.79:C$1.00
Inflation	2.0%	2.0%